Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2015	2014
	(In thousands)
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.80%	$26,530	$––
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.81%	––	26,719

	$26,530	$26,719

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2015 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2016	$6,175
2017	20,122
2018	113
2019	42
2020	19
Thereafter	59

$26,530

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2015	2014
	(Dollars in thousands)

Balance outstanding at year end	$5,691	$5,098
Average daily balance during the year	$9,769	$7,797
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$12,934	$9,589
Weighted-average interest rate at year end	0.12%	0.12%

Schedule of Repurchase Agreements
The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)
	Overnight and			Greater than 90
December 31, 2015	Continuous	Up to 30 Days	30-90 Days	Days	Total

Repurchase Agreements
U.S. government agencies	$1,622	$––	$––	$––	$1,622
State and political subdivisions	4,069	––	––	––	4,069
Total	$5,691	$––	$––	$––	$5,691